Note 5 - Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2026
Notes Tables
Cash, Cash Equivalent, and Investment [Table Text Block]
	As of June 30,
	2025	2026
	US$	US$

Cash and cash equivalents	950	4,463